Obligations under Capital Leases	12 Months Ended
Dec. 31, 2011
Obligations under Capital Leases

(5) Obligations under Capital Leases

	As of December 31,
	2010	2011
	(in thousands)
Computer equipment under capital leases	$321	$0
Less amounts payable within one year	(238)	0

Long-term portion	$83	$0

The Company extinguished its capital lease obligations in 2011.